LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of components of lease costs
The components of operating lease cost
s
are as follows:

	Year Ended December 31,
	2020	2019
Amortization of land use right	$3,333	$3,300
Operating lease cost s	1,108	1,409
Short-term lease cost s	405	1,049

Total operating lease cost s	$4,846	$5,758

Disclosure of other information related to lease term and discount rate
Other information related to lease term and discount rate of operating leases is as follows:

	December 31,
	2020	2019
Weighted average remaining lease term	34.9 years	35.9 years
Weighted average discount rate	5.25%	7.01%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2020 are as fo
l
lows:

Year ending December 31,
2021	$1,017
2022	1,135
2023	1,135
2024	1,135
2025	1,135
Over 2025	33,820

Total future minimum lease payments	39,377
Less: amount representing interest	(21,245)

Present value of future minimum lease payments	18,132
Current portion	(995)

Non-current portion	$17,137

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cance
l
lable
operating leases as of December 31, 2020 were as follows:

Year ending December 31,
2021	$8,579
2022	7,090
2023	2,407
2024	1,882
2025	1,408
Over 2025	2,532

$23,898